SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Quality assurance fund liability (Details) ¥ in Millions	Aug. 25, 2016 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balance of the quality assurance fund	¥ 287